Per share amounts (Tables)	12 Months Ended
Dec. 31, 2022
Per Share Amounts [Abstract]
Schedule of Earnings Per Share computation per common share
2022 2021
Basic earnings (loss) per share computation
Net earnings (loss) attributable to equity holders $ 89,382 $ (102,577)
Weighted average common shares outstanding 405,494 397,631
Basic earnings (loss) per common share $ 0.22 $ (0.26)
Diluted earnings (loss) per share computation
Net earnings (loss) attributable to equity holders $ 89,382 $ (102,577)
Weighted average common shares outstanding 405,494 397,631
Dilutive effect of stock options 1,641 -
Weighted average common shares outstanding, assuming dilution 407,135 397,631
Diluted earnings (loss) per common share $ 0.22 $ (0.26)